FAIRHOLME FUNDS, INC.

The Fairholme Fund
The Fairholme Focused Income Fund
The Fairholme Allocation Fund

Supplement dated November 17, 2015 to the Prospectus of The Fairholme Fund dated March 27, 2015, the Prospectus of The Fairholme Focused Income Fund dated March 27, 2015, and the Prospectus of The Fairholme Allocation Fund dated March 27, 2015 and the Summary Prospectus of The Fairholme Allocation Fund dated March 27, 2015.

The Board of Directors of Fairholme Funds, Inc. has approved the re-opening of The Fairholme Allocation Fund (NASDAQ: FAAFX) ("The Allocation Fund") to new investors.  Effective November 18, 2015, The Allocation Fund will offer its shares to new investors and begin accepting orders for the purchase of Fund shares from new investors.

The first four paragraphs under "Purchase and Sale of The Allocation Fund Shares" in the summary section of the Prospectus and  Summary Prospectus of The Allocation Fund are deleted in their entirety and replaced with the following paragraph:

Purchases of shares of The Allocation Fund are subject to the following minimum investment amounts (which may be waived by the Manager in its discretion):

The following paragraph is added as the second to last paragraph under "Purchase and Sale of The Allocation Fund Shares" in the summary section of the Prospectus and Summary Prospectus of The Allocation Fund:

The Allocation Fund reserves the right to limit the sale of shares to new investors and existing shareholders at any time. The Allocation Fund may reject any order to purchase shares, and may withdraw the offering of shares at any time to any or all investors.

*                *                *

The first five paragraphs under "HOW TO BUY SHARES OF THE FUNDS" in the Prospectus of The Fairholme Fund, the Prospectus of The Fairholme Focused Income Fund and the Prospectus of The Allocation Fund are deleted in their entirety and replaced with the following paragraph:

Shares of each Fund are available for purchase by both new investors and existing shareholders. Each Fund may reject any order to purchase shares, and may withdraw the offering of its shares at any time to any or all investors.

*                *                *

YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE.